CONTRACT LIABILITIES - Schedule of contract liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Contract Liabilities [Line Items]
Contract liabilities	$ 13,563,000	$ 12,649,000	$ 11,404,000
Revenue recognized related to carried forward contract liabilities	10,458,000	8,066,000	3,716,000
Customer loyalty scheme
Disclosure of Contract Liabilities [Line Items]
Contract liabilities	12,224,000	11,642,000
Revenue recognized related to carried forward contract liabilities	9,451,000	7,583,000	3,366,000
Prepaid cards and issued vouchers
Disclosure of Contract Liabilities [Line Items]
Contract liabilities	1,339,000	1,007,000
Revenue recognized related to carried forward contract liabilities	$ 1,007,000	$ 483,000	$ 350,000